Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Financial assets and liabilities recorded at fair value on a recurring basis

The following table sets forth, by level within the fair value hierarchy, the financial assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	Level 1	Level 2	Level 3
Available-for-sale securities	$31,582	$31,582	$—	$—
Trading securities	30,486	30,486	—	—

Total assets	$62,068	$62,068	$—	$—

Fair value of interest rate swap agreements	$254,228	$—	$254,228	$—

Total liabilities	$254,228	$—	$254,228	$—

	December 31, 2010	Level 1	Level 2	Level 3

Available-for-sale securities	$31,570	$31,570	$—	$—
Trading securities	35,092	35,092	—	—

Total assets	$66,662	$66,662	$—	$—

Fair value of interest rate swap agreements	$340,526	$—	$340,526	$—

Total liabilities	$340,526	$—	$340,526	$—